Goodwill (Details) - Schedule of key Assumptions Used in the Estimation of the Recoverable Amount	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Betterware [Member]
Schedule of key Assumptions Used in the Estimation of the Recoverable Amount [Line Items]
Discount rate	14.70%	10.00%	12.80%
Average revenue growth rate	5.00%	2.30%	13.80%
Terminal value growth rate	3.30%	0.00%	3.00%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	27.50%	30.00%	30.00%
JAFRA México [Member]
Schedule of key Assumptions Used in the Estimation of the Recoverable Amount [Line Items]
Discount rate	16.70%	9.10%
Average revenue growth rate	9.00%	8.10%
Terminal value growth rate	3.30%	2.00%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	19.00%	15.30%